Capitalized Software Development Costs, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capitalized Software Development Costs [Line Items]
Amortization of capitalized software development costs	$ 5,775	$ 5,840	$ 7,679